LINE OF CREDIT AND PROMISSORY NOTE WITH GLD SPONSOR MEMBER II, LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ALTANINE, INC. [Member]
LINE OF CREDIT AND PROMISSORY NOTE WITH GLD SPONSOR MEMBER II, LLC

Note 6: Line of credit and promissory note with GLD Sponsor Member II, LLC

On April 9, 2024, the Company entered into a Promissory Note and Loan Agreement with GLD Sponsor Member II, LLC (“GLD”), a Delaware limited liability company affiliated with the Company’s founder and under which various of his family members are indirect beneficiaries. Under this Promissory Note and Loan Agreement (the “GLD Note”), the Company has the right to borrow up to an aggregate of $2,500,000 from GLD at any time up to the second anniversary of the issuance of the GLD Note or, if earlier, upon the completion of the Company’s capital raise.

The Company’s right to borrow funds under the GLD Note is subject to the absence of a material adverse change in the Company’s assets, operations, or prospects. The GLD Note, together with accrued interest, will become due and payable on the second anniversary of the issuance of the note, provided that it may be prepaid at any time without penalty. The GLD Note will accrue interest at a rate equal to 7% per annum, simple interest, during the first year that the note is outstanding and 10% per annum, simple interest, thereafter. The GLD Note is unsecured.

In consideration of the loan facility provided by GLD, the Company issued a common stock purchase warrant on April 9, 2024, giving GLD the right to purchase up to 7,500,000 shares of common stock at an exercise price of $0.40 per share (after giving effect to our 3-for-1 stock split that occurred on July 8, 2024). The warrant will expire ten years after the date of grant. GLD has subsequently distributed all of these warrants to permitted transferees. Upon issuance, the warrant met the criteria to be classified as equity based on an analysis under Accounting Standards Codification (480) ASC 480, “Distinguishing Liabilities from Equity” and will be measured at fair value resulting in an initial fair value of approximately $3,462,000 upon issuance of the warrant using Black-Scholes valuation techniques. On April 9, 2024, the Company also entered into a Registration Rights Agreement with GLD granting GLD certain registration rights with respect to the shares of common stock issuable pursuant to the warrant.

On June 20, 2025, the Company and GLD entered into the first amendment to the GLD Note (the “first amendment”), pursuant to which the Company issued 40 shares of its newly designated Series A Convertible Preferred Stock in exchange for $1,000,000 one-time pay down of its outstanding loan balance with GLD. The transaction was recorded at a negotiated balance which equals the carrying amount of the underlying debt, which includes portion of the related unamortized deferred financing costs for a net carrying balance of $894,711.

Due to related party balance was $2,169,501 and $1,661,600 as of September 30, 2025 and December 31, 2024, respectively.

During the nine months ended September 30, 2025, the Company borrowed $1,367,000 and made no repayments under this loan facility. Further, GLD directly paid approximately $140,900 of corporate expenses on behalf of the Company, which were added to the balance of the GLD note.

Interest expense recognized from the amortization of the deferred financing costs for the three and nine months ended September 30, 2025, was approximately $47,100 and $203,400, respectively. Interest expense recognized from the amortization of the deferred financing costs for the three and nine months ended September 30, 2024, was $80,600 and $161,100, approximately.

The Company incurred approximately $46,890 and $132,500 of interest related to the line of credit for the three and nine months ended September 30, 2025. The Company accrued $11,920 and $14,950 of interest related to the line of credit for the three and nine months ended September 30, 2024. Accrued interest on the line of credit was $168,319 and $36,198 as of September 30, 2025, and December 31, 2024, which are presented under Accrued Liabilities in the condensed balance sheets.

Note 4: Line of Credit and Promissory Note with GLD Sponsor Member II, LLC

On April 9, 2024, the Company entered into a Promissory Note and Loan Agreement with GLD Sponsor Member II, LLC, a Delaware limited liability company affiliated with the Company’s founder and under which various of his family members are indirect beneficiaries (the “GLD”). Under this Promissory Note and Loan Agreement (the “GLD Note”), the Company has the right to borrow up to an aggregate of $2,500,000 from GLD at any time up to the second anniversary of the issuance of the GLD Note or, if earlier, upon the completion of the Company’s capital raise.

The Company’s right to borrow funds under the GLD Note is subject to the absence of a material adverse change in the Company’s assets, operations, or prospects. The GLD Note, together with accrued interest, will become due and payable on the second anniversary of the issuance of the note, provided that it may be prepaid at any time without penalty. The GLD Note will accrue interest at a rate equal to 7% per annum, simple interest, during the first year that the note is outstanding and 10% per annum, simple interest, thereafter. The GLD note is unsecured. During 2024, the Company borrowed $1,728,690 and made repayments of $66,690 under this loan facility. As of December 31, 2024, the total amount outstanding under the GLD Note was $1,661,600. Accrued interest at December 31, 2024 was $36,198 and is included in accrued liabilities in the consolidated balance sheets.

In consideration of the loan facility provided by GLD, the Company issued to GLD a common stock purchase warrant on April 9, 2024, giving GLD the right to purchase up to 7,500,000 shares of common stock at an exercise price of $0.40 per share (after giving effect to our 3-for-1 stock split that occurred on July 8, 2024). The warrant will expire ten years after the date of grant. GLD has subsequently distributed all of these warrants to permitted transferees. The Company also entered into a Registration Rights Agreement with GLD granting GLD certain registration rights with respect to the shares of common stock issuable pursuant to the warrant. Interest expense recognized from the amortization of the deferred financing costs for the years ended December 31, 2024 and 2023 was $241,684 and $0, respectively.